Fulfillment And Delivery Expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Fulfillment And Delivery Expenses
6.	FULFILLMENT AND DELIVERY EXPENSES

	2022	2021	2020
Employee-related cost	28,235	17,810	8,417
Outsourcing services	26,229	13,709	5,103
Delivery fees	22,929	12,946	3,909
Depreciation and amortization	13,727	7,273	3,690
Transportation services and vehicle maintenance	12,698	9,183	3,367
Fees for cash collection	7,152	7,681	2,795
Premises maintenance and packaging costs	6,034	4,508	1,589
Share-based compensation expense	829	635	53
Other fulfilment and delivery expenses	4,685	2,495	1,753

	122,518	76,240	30,676